Stock Incentive Plans - Summary of Options Activity (Q2) (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
2016 Plan, 2018 Inducement Incentive Award Plan and Old Cartesian Plan
Number of Options
Beginning balance (in shares) | shares	776,865
Granted (in shares) | shares	761,556
Converted from options for series A Preferred Stock (in shares) | shares	470,403
Exercised (in shares) | shares	(89,009)
Forfeited (in shares) | shares	(30,254)
Ending balance (in shares) | shares	1,889,561	776,865
Vested (in shares) | shares	944,490
Vested and expected to vest (in shares) | shares	1,743,749
Weighted-average exercise price
Beginning balance (in dollars per share) | $ / shares	$ 2.97
Granted (in dollars per share) | $ / shares	20.14
Converted from options for series A Preferred Stock (in dollars per share) | $ / shares	2.4
Exercised (in dollars per share) | $ / shares	3.08
Forfeited (in dollars per share) | $ / shares	14.84
Ending balance (in dollars per share) | $ / shares	9.56	$ 2.97
Vested (in dollars per share) | $ / shares	2.74
Vested and expected to vest (in dollars per share) | $ / shares	$ 8.66
Weighted-average remaining contractual term
Outstanding, term	7 years 2 months 26 days	6 years 6 months
Vested and expected to vest, term	7 years 1 month 13 days
Aggregate intrinsic value
Outstanding | $	$ 33,081	$ 13,760
Vested | $	22,925
Vested and expected to vest | $	$ 32,070
Old Cartesian Plan
Number of Options
Beginning balance (in shares) | shares	14,112.299
Converted to options for common stock (in shares) | shares	(14,112.299)
Ending balance (in shares) | shares	0	14,112.299
Weighted-average exercise price
Beginning balance (in dollars per share) | $ / shares	$ 79.94
Converted to options for common stock (in dollars per share) | $ / shares	79.94
Ending balance (in dollars per share) | $ / shares	$ 0	$ 79.94
Weighted-average remaining contractual term
Outstanding, term	5 years 10 months 28 days
Vested, term		5 years 5 months 4 days
Aggregate intrinsic value
Outstanding | $		$ 8,601